RECLAMATION AND REMEDIATION LIABILITIES	12 Months Ended
Dec. 31, 2020
Reclamation And Remediation Liabilities [Abstract]
RECLAMATION AND REMEDIATION LIABILITIES [Text Block]

15. RECLAMATION AND REMEDIATION LIABILITIES

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. The site has been reclaimed by the former owner, Kinross, and the Company's environmental liabilities consist mostly of water treatment, general site maintenance and environmental monitoring costs.

The reclamation and remediation obligation represent the present value of the water treatment and environmental monitoring activities expected to be completed over the next 70 years. The cost projection has been prepared by an independent third party with expertise in mining site reclamation. Water treatment costs could be reduced in the event that mining at DeLamar resumes in the future. The Company's cost estimates do not currently assume any future mining activities. Assumptions based on the current economic environment have been made, which management believes are a reasonable basis upon which to estimate the future liability.

These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual water treatment and environmental monitoring costs will ultimately depend upon future market prices for the required activities that will reflect market conditions at the relevant time.

For the year ended December 31, 2019, the Company reviewed and revised some of its December 31, 2018 reclamation assumptions and estimates. The discount rate used in estimating the site restoration cost obligation decreased from 3.02% to 2.39% for the year ended December 31, 2019, to reflect a 30-year treasury yield curve rates change. The inflation rate remained the same and ranged between 2.0% and 2.3% for the years ended December 31, 2019 and 2018.  There were no changes to the market risk premium (2.5% for the second and third year and 5% for the fourth year and thereafter) during the year ended December 31, 2019.

For the year ended December 31, 2020, the Company reviewed and revised some of its December 31, 2019 reclamation assumptions and estimates. The discount rate assumption changed significantly in 2020 as it is based on the US Treasury rate. As a result, the discount rate decreased from 2.39% to 1.65% in the current year, which increased the present value of the reclamation liability. The inflation rates have been revised to 1.50% for 2021 and 2.0% for the following years.  The Company maintained the same market risk premium for the year ended December 31, 2020.

Changes resulting from the reclamation assumptions revision are recognized as an increase in the carrying amount of the reclamation liability and the related asset retirement cost capitalized as part of the carrying amount of the related long-lived asset (see Note 10).

The following table details the changes in the reclamation and remediation liability.

Water Treatment, General Site Maintenance and Environmental Monitoring	$
Liability balance at December 31, 2018	42,148,700
Reclamation spending	(2,269,653)
Accretion expenses	1,238,099
Reclamation adjustment	5,241,860
Translation difference	(2,046,847)
Liability balance at December 31, 2019	44,312,159
Reclamation spending	(1,985,571)
Accretion expenses	944,850
Reclamation adjustment	12,000,190
Translation difference	(921,489)
Balance at December 31, 2020	54,350,139
Current portion at December 31, 2020	2,444,386
Non-current portion at December 31, 2020	51,905,753

As at December 31, 2020, the current portion of the reclamation and remediation obligation of $2,444,386 represents the total estimated water treatment, general site maintenance and environmental monitoring costs to be incurred from January 1, 2021 - December 31, 2021. The Company has incurred $1,985,571 in expenses during the 2020 fiscal year.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations.

The Company's reclamation and remediation bonds as of December 31, 2020 amount to US$3.5mm (C$4.5mm).

Reclamation and Remediation Bonds	December 31, 2020		December 31, 2019
	C$	US$	C$	US$
Idaho Department of Lands	3,651,065	2,867,629	3,659,147	2,817,329
Idaho Department of Environmental Quality	127,320	100,000	129,880	100,000
Bureau of Land Management - Idaho State Office	725,088	569,500	66,888	51,500
Total	$4,503,473	$3,537,129	$3,855,915	$2,968,829

The Company's reclamation and remediation obligations are secured with surety bonds, which are subject to a 2.5% management fee. These surety bonds originally had a 50% cash collateral requirement. In the current year, the cash collateral requirement decreased from 50% to 0% and the cash collateral was returned to the Company (see Note 7 for further details).